Janus Henderson Government Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class D Shares [Member] | Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.99%	2.88%	1.78%